Financial instruments and risk management - Derivative Financial Instruments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Outstanding principal	$ 4,939,000,000
Other Assets
Derivatives, Fair Value [Line Items]
Derivative financial instruments	0	$ 3,000,000
Other Assets | Interest rate cap
Derivatives, Fair Value [Line Items]
Outstanding principal	4,500,000,000
Derivative financial instruments	$ 0	$ 3,000,000